Document and Entity Information	12 Months Ended
Jan. 28, 2023
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Citi Trends, Inc.
Entity Central Index Key	0001318484
Amendment Flag	false